Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4.4	$ 5.3
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	70,726,800	69,644,918
Common stock, shares outstanding (in shares)	70,454,138	69,644,918
Treasury Stock, Common, Shares	272,662	0